Financial risk management - Foreign exchange risk (Details) - Currency risk € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		$ 613,866	$ 591,887	$ 703,016
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component		$ (61,390)	(53,810)	(63,910)
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	€ 61,390		53,810	63,910
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		5,613	6,316	264
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		59,026	1,237	48
CHF
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		3,832	$ 727	$ 2
CAD
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		657
SEK
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		7
DKK
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		$ 6
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component | €	€ 0
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component | €	€ 0